Loans (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2023 CNY (¥)
Loans [Line Items]
Interest expenses	$ 327,049	¥ 2,219,059	¥ 1,916,833